1933 Act
                                                                     Rule 497(j)

                                                                November 9, 2001


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:      PHL Variable Accumulation Account
         PHL Variable Insurance Company
         Registration No. 033-87376

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus (Versions A and B) and Statement of Additional Information (Versions A and B) that were to file under rule 497(c) do not differ from that contained in the Registrant's most recent registration statement filed electronically on Form N-4 pursuant to Rule 485(b) on October 29, 2001.

Please call the undersigned at 860.403.5788 if you have any questions concerning this filing.

                                            Very truly yours,


                                            /s/ Richard J. Wirth
                                            ----------------------------------
                                            Richard J. Wirth, Counsel
                                            PHL Variable Insurance Company